Basis of Presentation and Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	May 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Warehouse lending receivables		$ 12,089	$ 0
Interest income from warehouse lending activities		92
Loans eligible for repurchase from GNMA		26,268	7,116
Servicing advances		4,177	938
Stock dividend determined to be in substance a stock split, ratio	12.861519
Marketing and advertising expense		2,317	1,059	414
Cash and cash equivalents		$ 43,104	$ 15,056	$ 403	$ 579